Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance Disclosure(1)
	Summary Compensation Table Total for PEO(2) ($)			Compensation Actually Paid for PEO(3) ($)					Value of Fixed $100 Investment Based On:		(in thousands)
Year	Riccitiello	Whitehurst	Bromberg	Riccitiello	Whitehurst	Bromberg	Average Summary Compens ation Table Total for Non-PEO NEOs(4) ($)	Average Compensatio n Actually Paid for Non-PEO NEOs(5) ($)	TSR(6) ($)	S&P 500 Tech(7) ($)	Net Income (Loss)(8) ($)	Revenue (9) ($)
(a)	(b)			(c)			(d)	(e)	(f)	(g)	(h)	(i)
2025	—	—	10,574,243	—	—	64,717,402	12,343,822	25,998,243	29	198	(401,493)	1,849,648
2024	—	5,507,666	52,147,152	—	2,022,686	53,028,703	9,758,994	(10,681,297)	15	160	(664,287)	1,813,255
2023	27,130,731	6,194,881	—	13,547,993	8,432,881	—	9,064,060	18,648,904	27	118	(826,322)	2,187,317
2022	11,805,430	—	—	(213,136,090)	—	—	21,787,435	(3,571,284)	19	76	(919,488)	1,391,024
2021	12,501,471	—	—	(17,400,715)	—	—	17,015,624	10,716,783	93	106	(532,607)	1,110,526
*Total Shareholder Return is shown as “TSR” in the table above.
	1.
Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	John Riccitiello served as our principal executive officer (“PEO”) from 2020 until October 2023. James Whitehurst served as our PEO from October 2023 to May 2024. Matthew Bromberg has served as our PEO since May 2024. Our PEO(s) and our non-PEO NEOs for each of the applicable years were as follows:

Year	PEO	Non-PEO NEOs
2025	Matthew Bromberg	Jarrod Yahes, Alexander Blum, Anirma Gupta, Felix Thé
2024	James Whitehurst; Matthew Bromberg	Mark Barrysmith, Luis Visoso, Alexander Blum, Anirma Gupta, Felix Thé, Tomer Bar-Zeev, and Marc Whitten
2023	John Riccitiello; James Whitehurst	Luis Visoso, Carol Carpenter, Anirma Gupta, Clive Downie, Tomer Bar-Zeev, and Marc Whitten
2022	John Riccitiello	Luis Visoso, Carol Carpenter, Anirma Gupta, and Marc Whitten
2021	John Riccitiello	Luis Visoso, Kimberly Jabal, Marc Whitten, Ingrid Lestiyo, Ralph Hauwert, and Clive Downie

Peer Group Issuers, Footnote	Weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Tech Index.

PEO Total Compensation Amount	$ 10,574,243
PEO Actually Paid Compensation Amount	$ 64,717,402
Adjustment To PEO Compensation, Footnote	Represents the CAP to Mr. Riccitiello, Mr. Whitehurst, and Mr. Bromberg, respectively, for each applicable year, as computed in accordance with Item
402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Riccitiello, Mr. Whitehurst or Mr.
Bromberg. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Bromberg’s total compensation for 2025 to determine the CAP.

PEO "CAP" Calculation Detail
Bromberg
2025
SCT Total Compensation	$10,574,243
Aggregate SCT Reported Equity Compensation (-)(a)	$(8,784,631)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)(b)	$15,527,739
Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)(b)	$39,554,436
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)(b)	$3,404,569
Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)(b)(iv)	$4,441,046
CAP	$64,717,402
a.The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the
Summary Compensation Table for 2025.
	b.The valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant.
Non-PEO NEO Average Total Compensation Amount	$ 12,343,822	$ 9,758,994	$ 9,064,060	$ 21,787,435	$ 17,015,624
Non-PEO NEO Average Compensation Actually Paid Amount	$ 25,998,243	(10,681,297)	18,648,904	(3,571,284)	10,716,783
Adjustment to Non-PEO NEO Compensation Footnote	Represents the average CAP to the Non-PEO NEOs as a group for each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. The following adjustments were made to average total compensation for the Non-PEO NEOs as a group for 2025 to determine the CAP, using the same methodology described above in Note 3:

Average Non-PEO NEOs CAP Calculation Detail
2025
SCT Total Compensation	$12,343,822
Aggregate SCT Reported Equity Compensation (-)	($11,468,439)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$14,259,180
Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$5,934,478
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$3,056,600
Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	$1,872,602
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0
Value of Dividends Paid not Otherwise Reflected in Fair Value Determination or Total Compensation (+)	$0
CAP	$25,998,243

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 29	15	27	19	93
Peer Group Total Shareholder Return Amount	198	160	118	76	106
Net Income (Loss)	$ (401,493,000)	$ (664,287,000)	$ (826,322,000)	$ (919,488,000)	$ (532,607,000)
Company Selected Measure Amount	1,849,648,000	1,813,255,000	2,187,317,000	1,391,024,000	1,110,526,000
PEO Name	Matthew Bromberg
Additional 402(v) Disclosure	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of
Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our
NEOs and certain financial performance of the Company. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in “Compensation Discussion and Analysis”
above. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis” above.
Represents the amount reported for our PEO(s) in the “Total” column of the Summary Compensation Table for each applicable year. Refer to “Executive
Compensation—Summary Compensation Table.”
Represents the average of the amounts reported for the Company’s NEOs as a group (excluding the PEOs) (“Non-PEO NEOs”) in the “Total” column of the
Summary Compensation Table for each applicable year.
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.Relationship Disclosures
Our HCCC reviews a variety of Company-wide and individual factors to link executive CAP with Company and executive performance. To promote strong pay-for-performance orientation when setting executive pay levels, the HCCC considers the
Company's absolute and relative TSR, short- and long-term business outlook, including income and revenue growth, and the broader market environment.
The following graphs set forth the relationships between the Company’s cumulative TSR relative to peer comparators, as well as
CAP relative to the Company’s TSR, net income (loss), and revenue over the last five completed fiscal years. Note that the
HCCC assesses target compensation and potentially realizable compensation in addition to CAP to maintain a holistic
	understanding of executive total compensation packages.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Less SBC Margin
Non-GAAP Measure Description	.
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Matthew Bromberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,574,243	$ 52,147,152
PEO Actually Paid Compensation Amount	64,717,402	53,028,703
James Whitehurst [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		5,507,666	$ 6,194,881
PEO Actually Paid Compensation Amount		$ 2,022,686	8,432,881
John Riccitiello [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			27,130,731	$ 11,805,430	$ 12,501,471
PEO Actually Paid Compensation Amount			$ 13,547,993	$ (213,136,090)	$ (17,400,715)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,784,631)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,527,739
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,554,436
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,404,569
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,441,046
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,468,439)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,259,180
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,934,478
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,056,600
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,872,602
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0